Expenses by nature - Summary of Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	R$ 2,508,567	R$ 1,489,245	R$ 833,310
Financial expenses, net	3,514,739	1,269,058	339,844
Mark-to-market on equity securities designated at FVPL	(853,056)	(1,264,213)	0
Transaction and client services costs	1,069,082	810,219	370,819
Depreciation and amortization	800,326	507,369	256,294
Marketing expenses and sales commissions	632,137	420,818	149,842
Expenses by nature third parties services	332,081	305,517	119,904
Other expenses (c)	262,658	192,439	115,211
Total adjusted expenses	R$ 9,972,646	R$ 6,258,878	R$ 2,185,224